PETER D. LOWENSTEIN

ATTORNEY AT LAW

515 West Lyon Farm Drive

Greenwich CONNECTICUT 06831

203 869-3059

July 10, 2017

Securities and Exchange Commission

Washington, DC 20549

Re:   Value Line VIP Equity Advantage Fund (the”Fund”)

a series of Value Line Funds Variable Trust

File No. 33-16245 (the “Fund”)

Rule 497

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Dear Sir/Madam:

We are filing today via EDGAR an exhibit under Rule 497 containing interactive data format risk/return summary information. The exhibit mirrors the risk/return summary information in a supplement, dated July 1, 2017 (SEC accession number 0001571049-17-006296), to the Prospectus, dated May 1, 2017 for the Value Line VIP Equity Advantage Fund. The purpose of this filing is to submit the 497 filing dated July 1, 2017 in XBRL for the Fund.

Very truly yours,

/s/ Peter D. Lowenstein

Legal Counsel